Financial Instruments And Risk Management (Summary Of Unrealized Risk Management Position By Product) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Risk Management Position By Product [Line Items]
Risk Management, asset	$ 260	$ 590
Risk Management, liability	30	15
Net Risk Management Asset	230	575
Natural Gas [Member]
Risk Management Position By Product [Line Items]
Risk Management, asset	183	545
Risk Management, liability	15	6
Net Risk Management Asset	168	539
Crude Oil [Member]
Risk Management Position By Product [Line Items]
Risk Management, asset	77	45
Risk Management, liability	8	0
Net Risk Management Asset	69	45
Power [Member]
Risk Management Position By Product [Line Items]
Risk Management, asset	0	0
Risk Management, liability	7	9
Net Risk Management Asset	$ (7)	$ (9)